Condensed parent company financial information - Condensed Parent Company statement of profit/(loss) and other comprehensive income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company Statement of Profit/(Loss) and Other Comprehensive Income [Line Items]
Gains/(losses) on cash flow hedges, related tax	$ (14)	$ 11	$ 0
Parent Company
Parent Company Statement of Profit/(Loss) and Other Comprehensive Income [Line Items]
Gains/(losses) on cash flow hedges, related tax	$ (2)	$ 2	$ 1